SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts, customers and other
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 751	$ 1,150	$ 1,163
Additions (Charge to Expense)	3,260	1,483	1,840
Deductions (Write-offs, net of Recoveries)	(2,358)	(1,882)	(1,853)
Ending Balance	1,653	751	1,150
Tax valuation allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	18,256	6,576	938
Additions (Charge to Expense)	0	11,680	5,638
Deductions (Write-offs, net of Recoveries)	(15,383)	0	0
Ending Balance	$ 2,873	$ 18,256	$ 6,576